OTHER LIABILITIES (Schedule of Other Liabilities) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
OTHER LIABILITIES [abstract]
Restricted share units	$ 1,490,000	$ 1,437,000
Other non-current liabilities	1,106,000	1,873,000
Total other non-current liabilities	$ 2,596,000	$ 3,310,000